Supplemental Cash Flow Information	6 Months Ended
Jun. 30, 2023
Statement of cash flows [abstract]
Supplemental Cash Flow Information
Note 17: Supplemental Cash Flow Information
Details of “Other” in the consolidated statement of cash flow are as follows:

	Three months ended June 30,		Six months ended June 30,

	2023	2022	2023	2022

Non-cash employee benefit charges	37	44	75	86

Net losses (gains) on foreign exchange and derivative financial instruments	102	(319)	193	(411)

Fair value adjustments (see note 5)	1	(12)	5	(5)

Other	6	1	4	5

	146	(286)	277	(325)
Details of “Changes in working capital and other items” are as follows:

	Three months ended June 30,		Six months ended June 30,

	2023	2022	2023	2022

Trade and other receivables	(59)	(6)	31	37

Prepaid expenses and other current assets	10	24	34	49

Other financial assets	-	2	-	13

Payables, accruals and provisions	21	(93)	(349)	(367)

Deferred revenue	99	67	52	58

Other financial liabilities	-	(2)	-	(13)

Income taxes (1)	185	(3)	426	36

Other	(16)	(14)	(34)	(29)

	240	(25)	160	(216)

(1)
The three and six months ended June 30, 2023 reflects current tax liabilities that were recorded on the sale of LSEG shares (see note 9), for which the tax payments are included in investing activities.

Details
of in
co
me taxes paid are as follows:

	Three months ended June 30,		Six months ended June 30,

	2023	2022	2023	2022

Operating activities - continuing operations	(25)	(94)	(107)	(129)

Investing activities - continuing operations	(252)	-	(270)	-

Investing activities - discontinued operations (1)	(1)	(16)	(1)	(16)

Total income taxes paid	(278)	(110)	(378)	(145)

(1)	Reflects payments made to HMRC (see note 19).
In the six months ended June 30, 2022, the Company paid $87 million related to notices of assessment under the Diverted Profit Tax regime, of which $28 million was paid directly to HMRC and $59 million was paid to LSEG under an indemnity arrangement. LSEG remitted the payments it received under the indemnity to HMRC on the Company’s behalf. The payments made directly to HMRC were included as income taxes paid in the consolidated statement of cash flow. The payments made to LSEG were presented in operating activities from discontinued operations in the consolidated statement of cash flow and were not included as taxes paid. See note 19.